UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-23763

First Trust Real Assets Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Maurer, Ann S.

235 W. Galena Street

Milwaukee, WI 53212

(414) 299-2217

(Name and address of agent for service)

Registrant's telephone number, including area code: 414.299.2217

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD

First Trust Real Assets Fund - Proxy Voting Record  7/1/2022 - 6/30/2023

	TICKER	CUSIP	SHARE-HOLDER		DID FUND	WHAT VOTE	FOR OR AGAINST
NAME OF ISSUER	SYMBOL	NUMBER	MEETING DATE	MATTER VOTED ON	VOTE	WAS CAST	MANAGEMENT
Bailard Real Estate Investment Trust, Inc.			6/20/2023	Elect Bradley Blake as Director	Yes	FOR	FOR
Bailard Real Estate Investment Trust, Inc.			6/20/2023	Elect Charles Crocker as Director	Yes	FOR	FOR
Bailard Real Estate Investment Trust, Inc.			6/20/2023	Elect Evelyn Dilsaver as Director	Yes	FOR	FOR
Bailard Real Estate Investment Trust, Inc.			6/20/2023	Elect Geoffrey Dohrmann as Director	Yes	FOR	FOR
Bailard Real Estate Investment Trust, Inc.			6/20/2023	Elect Ronald Kaiser as Director	Yes	FOR	FOR
Bailard Real Estate Investment Trust, Inc.			6/20/2023	Elect Sonya Mughal as Director	Yes	FOR	FOR
Bailard Real Estate Investment Trust, Inc.			6/20/2023	Elect Preston Sargent as Director	Yes	FOR	FOR
JLL Income Property Trust Inc.	ZIPIMX	48021R401	6/8/2023	Elect director Lynn C. Thurber	No	N/A	N/A
JLL Income Property Trust Inc.	ZIPIMX	48021R401	6/8/2023	Elect director R. Martel Day	No	N/A	N/A
JLL Income Property Trust Inc.	ZIPIMX	48021R401	6/8/2023	Elect director Tamara D. Fischer	No	N/A	N/A
JLL Income Property Trust Inc.	ZIPIMX	48021R401	6/8/2023	Elect director Jacques N. Gordon	No	N/A	N/A
JLL Income Property Trust Inc.	ZIPIMX	48021R401	6/8/2023	Elect director Kristy F. Heuberger	No	N/A	N/A
JLL Income Property Trust Inc.	ZIPIMX	48021R401	6/8/2023	Elect director Douglas A. Lindgren	No	N/A	N/A
JLL Income Property Trust Inc.	ZIPIMX	48021R401	6/8/2023	Elect director William E. Sullivan	No	N/A	N/A
JLL Income Property Trust Inc.	ZIPIMX	48021R401	6/8/2023	Elect director C. Allan Swaringen	No	N/A	N/A
JLL Income Property Trust Inc.	ZIPIMX	48021R401	6/8/2023	Elect director Robin M. Zeigler	No	N/A	N/A
JLL Income Property Trust Inc.	ZIPIMX	48021R401	6/8/2023	Ratify KPMG LLP as Auditors	No	N/A	N/A
RREEF Property Trust Inc.	ZRPTDX	74972X304	5/11/2023	Elect director W. Todd Henderson	No	N/A	N/A
RREEF Property Trust Inc.	ZRPTDX	74972X304	5/11/2023	Elect director Anne-Marie Vandenberg	No	N/A	N/A
RREEF Property Trust Inc.	ZRPTDX	74972X304	5/11/2023	Elect director Deborah H. McAneny	No	N/A	N/A
RREEF Property Trust Inc.	ZRPTDX	74972X304	5/11/2023	Elect director Gregg A. Gonsalves	No	N/A	N/A
RREEF Property Trust Inc.	ZRPTDX	74972X304	5/11/2023	Elect director Charles H. Wurtzebach, Ph.D.	No	N/A	N/A
RREEF Property Trust Inc.	ZRPTDX	74972X304	5/11/2023	Ratify KPMG LLP as Auditors	No	N/A	N/A
Starwood Real Estate Income Trust, Inc.		85570X405	8/12/2022	Elect director Barry S. Sternlicht	No	N/A	N/A
Starwood Real Estate Income Trust, Inc.		85570X405	8/12/2022	Elect director John P. McMarthy, Jr.	No	N/A	N/A
Starwood Real Estate Income Trust, Inc.		85570X405	8/12/2022	Elect director Chrisopher D. Graham	No	N/A	N/A
Starwood Real Estate Income Trust, Inc.		85570X405	8/12/2022	Elect director Mark Deason	No	N/A	N/A
Starwood Real Estate Income Trust, Inc.		85570X405	8/12/2022	Elect director Austin Nowlin	No	N/A	N/A
Starwood Real Estate Income Trust, Inc.		85570X405	8/12/2022	Elect director Richard D. Bronson	No	N/A	N/A
Starwood Real Estate Income Trust, Inc.		85570X405	8/12/2022	Elect director David B. Henry	No	N/A	N/A
Starwood Real Estate Income Trust, Inc.		85570X405	8/12/2022	Elect director Robin Josephs	No	N/A	N/A
Starwood Real Estate Income Trust, Inc.		85570X405	8/12/2022	Elect director Peggy Lamb	No	N/A	N/A
Starwood Real Estate Income Trust, Inc.		85570X405	8/12/2022	Elect director Dale Anne Reiss	No	N/A	N/A
Starwood Real Estate Income Trust, Inc.		85570X405	8/12/2022	Elect director James E. Walker	No	N/A	N/A
Starwood Real Estate Income Trust, Inc.		85570X405	8/12/2022	Ratify Deloitte & Touche LLP as Auditors	No	N/A	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Trust Real Assets Fund

By (Signature and Title)	/s/ Michael Peck
Michael Peck, President

Date	August 29, 2023